SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of credit risk [Line Items]
Reversal for doubtful accounts receivable			$ 43,826
intangible assets	$ (372,995)	$ (835,344)	0
Goodwill	0	8,107,014	5,529,178
Impairment loss	8,107,014
Retained Earnings (Accumulated Deficit)	$ (660,765,745)	(640,019,614)	$ (638,368,341)
Description Of Emerging Growth Company	As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
Operating Leases, Future Minimum Payments Due	$ 24,978
Provision for doubtful accounts receivable	1,147,131
Commitments
Concentration of credit risk [Line Items]
Operating Leases, Future Minimum Payments Due	66,667
Mercurity Limited and NBPay business
Concentration of credit risk [Line Items]
Goodwill		$ 8,107,014
Beijing Qichi Trading Ltd
Concentration of credit risk [Line Items]
Provision for doubtful accounts receivable	54,923
BGA FOUNDATION LTD
Concentration of credit risk [Line Items]
Provision for doubtful accounts receivable	1,092,208
Cumulative Effect, Period of Adoption, Adjustment [Member]
Concentration of credit risk [Line Items]
Retained Earnings (Accumulated Deficit)	$ 0